Other operating income and expense (Tables)	6 Months Ended
Jun. 30, 2023
Other operating income and expense
Schedule of other operating income and expense

	H1 2023	H1 2022
	$m	$m
brazikumab licence termination funding	75	69
Divestment of rights to Plendil	-	61
Divestment of US rights to Pulmicort Flexhaler	241	-
Update to the contractual relationships for Beyfortus (nirsevimab)	712	-
Other	135	89
Total	1,163	219